Bradford D. Rodgers

Senior Counsel

Writer’s Direct Number: (205) 268-1113

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

December 2, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:                          Protective Life Insurance Company

PLICO Variable Annuity Account S

Schwab Genesis Advisory

Filing Pursuant to Rule 497(j) for

File No. 333-240102; 811-23593

Commissioners:

On behalf of  Protective Life Insurance Company and the PLICO Variable Annuity Account S, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Statement of Additional Information being used in connection with the offering of the “Schwab Genesis Advisory”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Statement of Additional Information contained in Pre- Effective Amendment No. 1 for PLICO Variable Annuity Account S as filed with the Commission on November 24, 2020 via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ Bradford D. Rodgers
Bradford D. Rodgers